Disposal of assets and other transactions	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Disposal of assets and other transactions

23.	Disposal of assets and other transactions

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

		06.30.2026	12.31.2025
	E&P	Total	Total
Assets classified as held for sale
Property, plant and equipment	27	27	25
Total	27	27	25
Liabilities on assets classified as held for sale
Provision for decommissioning costs	112	112	103
Total	112	112	103

23.1.	Acquisition of Interests

Acquisition of interest in the Tartaruga Verde field and in Module III of the Espadarte field

On April 9, 2026, the Company signed agreements with Petronas Petróleo Brasil Ltda. for the acquisition of 50% interest in the Tartaruga Verde and Espadarte (Module III) fields, located in the Campos basin, in the amount of US$ 450, as follows: (i) US$ 50 paid on the signing date; (ii) US$ 350 at transaction closing; and (iii) two installments of up to US$ 25 each, to be paid in 12 and 24 months after closing. After fulfilling the conditions precedent, including the approval by ANP, Petrobras will hold 100% interest in these assets.

Acquisition of the ring-fence of the Argonauta field in the Campos basin

On April 27, 2026, the Company entered into an agreement for the acquisition of the ring-fence of the Argonauta field (concession BC-10), located in the Campos basin, for the amount of US$ 134 (R$ 700 million), of which US$ 19 (R$ 100 million) will be paid at the closing, and US$ 115 (R$ 600 million) at the closing or on January 15, 2027, whichever occurs later. In addition, two years after closing, the Company will pay US$ 150. These amounts are subject to contractual adjustments.

The acquired area corresponds to the Argonauta field, which represents 0.86% of the Jubarte pre-salt layer shared reservoir, which is subject of a Production Individualization Agreement (AIP) effective as of August 1, 2025.

Following the completion of the transaction, the Company's interest in the Jubarte shared reservoir will be increased to 98.11%, with a 1.89% interest remaining under the Brazilian Federal Government ownership. The transaction also closes negotiations related to the equalization of participation and to the individualization of production involving the parties that previously held the area.

The closing of the transaction is subject to the fulfillment of conditions precedent, including approvals by ANP and CADE.

Lightsource Brasil NewCo Holding S.A.

On May 20, 2026, Petrobras acquired a 49.99% interest in voting share capital of Lightsource Brasil NewCo Holding S.A., through a capital contribution of US$ 32 to this company, establishing a strategic partnership in the onshore renewable energy business in Brazil, including energy generation from renewable sources and energy storage.

The investment is classified as a joint venture entity, considering the terms established in the Shareholders' Agreement, and is accounted for by the equity method.

23.2.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2026	Assets recognized in previous periods	Balance of contingent assets as of June 30, 2026
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (1)	April 2022	5,263	208	1,514	3,536
Sales in previous years
Riacho da Forquilha cluster	December 2019	62	−	58	4
Pampo and Enchova cluster	July 2020	650	85	358	207
Baúna field	November 2020	285	17	271	(3)
Cricare cluster	December 2021	118	−	106	12
Peroá cluster	August 2022	43	−	26	17
Papa-Terra field	December 2022	90	−	54	36
Albacora Leste field	January 2023	250	−	225	25
Norte Capixaba cluster	April 2023	66	−	33	33
Golfinho and Camarupim clusters	August 2023	60	−	20	40
Total		6,887	310	2,665	3,907
(1) The amount recorded in other income and expenses, net is adjusted to present value (see note 6). The estimated value of the transaction was reduced to US$ 5,258. For more information, see note 29.2 to the financial statements for the year ended December 31, 2025.

23.3.	Other transactions

Signing of new Braskem Shareholders' Agreement

On April 23, 2026, Petrobras sent a notification to Novonor S.A., in judicial recovery, stating its decision not to exercise its preemptive and tag-along rights provided for in the current Shareholders' Agreement of Braskem S.A.

On the same date, the Company signed a new Shareholders' Agreement with Shine I - Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (FIP), establishing joint control of Braskem, including the obligation to obtain consensus in corporate deliberations and equal representation of members on the Board of Directors and Executive Board. This agreement became effective on June 3, 2026, upon completion of the transfer of Novonor shares to the FIP.

Petrobras maintains its 36.15% interest in the share capital of Braskem and 47.03% of its voting share capital.

Considering the terms established in the new Shareholders' Agreement with the FIP, Petrobras' investment in Braskem is no longer classified as an associate, but rather as a joint venture company. The investment continues to be measured using the equity method.